Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 16,915	$ 11,578	$ 28,344	$ 22,241
Other comprehensive income, net of tax	0	0	0	0
Comprehensive income	$ 16,915	$ 11,578	$ 28,344	$ 22,241